Cost-reduction actions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Cost-reduction charges and other costs	$ 20.6	$ 9.3	$ 54.9
Charges (credits) related to work-force reductions	13.5	8.3	7.5
Other charges (credits) related to the cost-reduction effort	7.1	1.0	$ 47.4
Restructuring Incurred Cost Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag			cost-reduction charges and other costs
Employee severance
Restructuring Cost and Reserve [Line Items]
Cost-reduction charges and other costs	23.7	15.2	$ 7.1
Charges (credits) related to work-force reductions	23.7	15.2	7.1
Changes in estimates
Restructuring Cost and Reserve [Line Items]
Charges (credits) related to work-force reductions	(10.2)	(6.9)	0.4
Professional fees
Restructuring Cost and Reserve [Line Items]
Other charges (credits) related to the cost-reduction effort		4.7
Foreign currency (gains) losses related to exiting foreign countries
Restructuring Cost and Reserve [Line Items]
Other charges (credits) related to the cost-reduction effort	2.6	$ (3.7)	2.9
Asset held-for-sale
Restructuring Cost and Reserve [Line Items]
Other charges (credits) related to the cost-reduction effort			13.6
Asset impairments
Restructuring Cost and Reserve [Line Items]
Other charges (credits) related to the cost-reduction effort	4.4		10.9
Facility lease cost
Restructuring Cost and Reserve [Line Items]
Other charges (credits) related to the cost-reduction effort			11.3
Contract exit costs
Restructuring Cost and Reserve [Line Items]
Other charges (credits) related to the cost-reduction effort			9.3
Other expenses
Restructuring Cost and Reserve [Line Items]
Other charges (credits) related to the cost-reduction effort	$ 0.1		$ (0.6)